Fair Value Measurements (Details 4) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013 Predecessor	Sep. 30, 2014 Book Value	Dec. 31, 2013 Book Value Predecessor	Sep. 30, 2014 Fair Value	Dec. 31, 2013 Fair Value Predecessor	Sep. 30, 2014 Fair Value Level 1	Dec. 31, 2013 Fair Value Level 1 Predecessor	Sep. 30, 2014 Fair Value Level 2	Dec. 31, 2013 Fair Value Level 2 Predecessor	Sep. 30, 2014 Fair Value Level 3	Dec. 31, 2013 Fair Value Level 3 Predecessor
Assets
Cash and cash equivalents, including Restricted cash			$ 1,005,226	$ 1,816,229	$ 1,005,226	$ 1,816,229	$ 1,005,226	$ 188,263		$ 1,627,966
Notes receivable			67,257	18,146	67,257	19,686			67,257	19,686
Total			1,072,483	1,834,375	1,072,483	1,835,915	1,005,226	188,263	67,257	1,647,652
Liabilities
Debt financing			24,812,068	21,440,857	24,418,923	22,963,578			24,418,923	22,963,578
Derivative liabilities	2,091	8,348	2,091	8,348	2,091	8,348			2,091	8,348
Guarantees			133,525	128,750	131,760	119,645					131,760	119,645
Total			24,947,684	21,577,955	24,552,774	23,091,571			24,421,014	22,971,926	131,760	119,645
Restricted cash	$ 402,096	$ 464,824					$ 402,100			$ 464,800